CAPITAL AND RESERVES - Weighted Average Assumptions (Details) - Y	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted average assumptions
Risk-free interest rate	2.23%	1.42%
Expected volatility	58.46%	63.63%
Expected life (in years)	5	5